Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and contingencies
Schedule of future minimum lease payments
Year ending December 31,	(in thousands)
2018	$1,104
2019	1,109
2020	1,160
2021	1,058
2022	1,055
Thereafter	2,162

Future minimum lease payments	$7,648